Short-term and long-term borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Short-term and long-term borrowings	Short-term and long-term borrowings
The following table represents borrowings from DoubleU Games as follows (in thousands):

	Interest rate	Maturity	December 31, 2025	December 31, 2024
Current portion of borrowings with related party (1)	4.60%	May 27, 2026	$34,846	$—
Long-term borrowings with related party (1)	4.60%	May 27, 2026	—	34,014
(1) DoubleU Games extended three loans to us on May 25, 2018, August 27, 2018, and November 26, 2018 (collectively, the “4.6% Senior Notes”), and the aggregate outstanding principal amount as of December 31, 2025 was $34.8 million. In May 2024, a voluntary interest payment of $9.6 million was made, and the maturity of the 4.6% Senior Notes was extended by two years to May 27, 2026, including the remaining outstanding principal amount under the 4.60% Senior Notes.